Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Continuing Operations [Member]
Deferred tax assets
Tax loss carried forward	$ 8,192	$ 6,694
Provision for impairment loss
Unvested restricted shares
Total deferred tax assets	1,720	1,405
Less: valuation allowance	(1,720)	(1,405)
Total deferred tax assets, net of valuation allowance
Deferred tax liabilities
Total Deferred tax liabilities
Deferred tax assets, net of valuation allowance and deferred tax liabilities
Discontinued Operations [Member]
Deferred tax assets
Tax loss carried forward
Provision for doubtful accounts
PPE, due to difference in depreciation
Total deferred tax assets
Less: valuation allowance
Total deferred tax assets, net of valuation allowance
Deferred tax liabilities
Total Deferred tax liabilities
Deferred tax assets, net of valuation allowance and deferred tax liabilities